                                                January 30, 2007

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Oppenheimer Limited-Term Government Fund (the "Registrant")
            Reg. No. 33-02769; File No. 811-4563
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of
Additional Information of the Registrant, dated January 26, 2007, no changes were made to the Prospectus and the Statement of Additional Information
contained in Post-Effective Amendment No. 38 to the Registrant's Registration
Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 26, 2007.

      Please direct any questions regarding this filing to the attention of the undersigned.

                                    Very truly yours,

                                    /s/ Matthew R. Farkas
                                    ---------------------
                                    Matthew R. Farkas
                                    Assistant Vice President & Assistant
                                    Counsel
                                    212-323-5103

cc: Myer, Swanson, Adams &Wolf, P.C.
    Bell, Boyd & Lloyd LLC
    Deloitte & Touche LLP
    Gloria LaFond
    Nancy S. Vann